Impairment Of Exploration And Evaluation, Property, Plant And Equipment And Goodwill - Summary of Carrying Amount of Goodwill Allocated to CGUs (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information for cash-generating units [line items]
Goodwill	$ 3,866	$ 3,995
WDS Australia Segment [Member] | WDS Pluto Scarborough [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	2,445	2,743
Excess of recoverable amount	4,514	3,051
WDS Australia Segment [Member] | NWS Gas [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	442	442
Excess of recoverable amount	1,612	784
WDS International Segment [Member] | WDS Atlantis [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	522	522
Excess of recoverable amount	98	338
WDS International Segment [Member] | Other goodwill [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	288	288
Excess of recoverable amount	879	$ 1,176
WDS New Energy Corporate [Member] | Beaumont New Ammonia [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	169
Excess of recoverable amount	$ 0